Federal Income Taxes (Net Deferred Tax Asset) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Allowance for loan and lease losses	$ 2,442	$ 2,097
Deferred Tax Assets, Loan Fees	82	79
Deferred Tax Assets, Deferred Compensation	906	313
Deferred Tax Assets, Benefit plans	955	586
Deferred Tax Assets, Unrealized loss on securities	1,504
Deferred Tax Assets, Nonaccrual interest		554
Deferred Tax Assets, Business combination adjustments	720	1,166
Deferred Tax Assets, Other	177	170
Deferred Tax Assets, Gross, Total	6,786	4,965
Deferred Tax Liabilities, Depreciation	(1,175)	(1,074)
Deferred Tax Liabilities, Bond accretion	(117)	(111)
Deferred Tax Liabilities, Goodwill and intangibles	(500)	(472)
Deferred Tax Liabilities, Unrealized gain on securities		(806)
Deferred Tax Liabilities, Prepaid expenses	(312)	(240)
Deferred Tax Liabilities, Business combination adjustments	(367)	(428)
Deferred Tax Liabilities, Other	(29)	(13)
Deferred Tax Liabilities, Gross, Total	(2,500)	(3,144)
Deferred tax asset, net	$ 4,286	$ 1,821